Property and Equipment, Net	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Property and Equipment, Net

8. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31, (Amount in Thousands)
	2017	2018	2018
	RMB	RMB	US$
Leasehold improvements	150,388	169,367	24,633
Furniture, fixtures and equipment	106,061	125,199	18,210
Motor vehicles	83,309	146,167	21,259
Software	75,306	109,748	15,962
Property	53,266	55,154	8,022
	468,330	605,635	88,086
Accumulated depreciation	(191,385)	(278,549)	(40,513)
	276,945	327,086	47,573
Construction in progress	26,404	19,567	2,846
Property and equipment, net	303,349	346,653	50,419

Depreciation expense was RMB61,320, RMB81,964 and RMB92,282 for the years ended December 31, 2016, 2017 and 2018, respectively.